12. FINANCIAL INSTRUMENTS (Details Narrative) € in Thousands, R$ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2019 BRL (R$)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 EUR (€)
Euro Member Countries, Euro | Hedges of Net Investment in Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities | €						€ 12,000
Swap CDI x Dollar [Member] | UNITED STATES | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Designated for hedge accounting foreign currency translation | $				$ 2,530,713
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Variations of risk for probable scenarios			Real x Dollar – depreciation of Real by 11.51% / Real x Euro – depreciation of Real by 10.45%. Euro x Dollar – appreciation of Euro by 1.0%.	Real x Dollar – depreciation of Real by 11.51% / Real x Euro – depreciation of Real by 10.45%. Euro x Dollar – appreciation of Euro by 1.0%.
Foreign Exchange Risk [Member] | Scenario 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of scenarios						25
Foreign Exchange Risk [Member] | Scenario 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of scenarios						50
Foreign Exchange Risk [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Effect on result recognized in other operational hedging instrument | R$			R$ 790,353		R$ 370,191
Foreign Exchange Risk [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative exchange rate swap | R$	R$ 278,000
Foreign Exchange Risk [Member] | Swap CDI x Dollar [Member] | UNITED STATES
Disclosure of detailed information about financial instruments [line items]
Derivative exchange rate swap | $		$ 67,000